NATURE OF OPERATIONS (Details)			12 Months Ended
	Dec. 17, 2025 USD ($) $ / shares shares	Dec. 16, 2025 USD ($)	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 USD ($) shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of operating segments | segment			1
Preferred stock, shares issued (in shares) | shares			0	0
Preferred stock, value, issued			$ 0	$ 0
Cash dividend	$ 16,500,000	$ 14,500,000
Cash, cash equivalents and restricted cash			29,000,000
Accumulated deficit			757,653,000	731,170,000
Debt outstanding			0
Net loss			(26,483,000)	(39,834,000)
Cash used in operations			(33,124,000)	$ (33,972,000)
Lincoln Park Equity Purchase Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Sale of stock, public float threshold			$ 75,000,000
Series A Preferred Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock, shares issued (in shares) | shares	20,242,911		0	0
Preferred stock purchase price (in dollars per share) | $ / shares	$ 4.94
Proceeds from issuance of preferred stock	$ 100,000,000
Series A Preferred Stock | Pre - Fund Warrants
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Preferred stock, value, issued	$ 100,000,000